Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Reverse Recapitalization [Member]	Stock Issued In Connection With Senior Secured Notes And Capital Market Advisory Agreements [Member]	Forward Purchase Agreement [Member]	Common Stock [Member]	Common Stock [Member] Reverse Recapitalization [Member]	Common Stock [Member] Forward Purchase Agreement [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Reverse Recapitalization [Member]	Additional Paid-in Capital [Member] Stock Issued In Connection With Senior Secured Notes And Capital Market Advisory Agreements [Member]	Additional Paid-in Capital [Member] Forward Purchase Agreement [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Equity Line of Credit [Member]	Equity Line of Credit [Member] Common Stock [Member]	Equity Line of Credit [Member] Additional Paid-in Capital [Member]	Convertible Preferred Stock [Member] Preferred Stock [Member]	Zapata Computing, Inc. [Member]	Zapata Computing, Inc. [Member] Common Stock [Member]	Zapata Computing, Inc. [Member] Additional Paid-in Capital [Member]	Zapata Computing, Inc. [Member] Accumulated Other Comprehensive Loss [Member]	Zapata Computing, Inc. [Member] Accumulated Deficit [Member]	Zapata Computing, Inc. [Member] Convertible Preferred Stock [Member] Preferred Stock [Member]	Previously Reported [Member]	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Accumulated Other Comprehensive Loss [Member]	Previously Reported [Member] Accumulated Deficit [Member]	Previously Reported [Member] Convertible Preferred Stock [Member] Preferred Stock [Member]	Previously Reported [Member] Zapata Computing, Inc. [Member]	Previously Reported [Member] Zapata Computing, Inc. [Member] Common Stock [Member]	Previously Reported [Member] Zapata Computing, Inc. [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Zapata Computing, Inc. [Member] Accumulated Other Comprehensive Loss [Member]	Previously Reported [Member] Zapata Computing, Inc. [Member] Accumulated Deficit [Member]	Previously Reported [Member] Zapata Computing, Inc. [Member] Convertible Preferred Stock [Member] Preferred Stock [Member]	Revision of Prior Period, Adjustment [Member] Common Stock [Member]	Revision of Prior Period, Adjustment [Member] Convertible Preferred Stock [Member] Preferred Stock [Member]	Revision of Prior Period, Adjustment [Member] Zapata Computing, Inc. [Member] Common Stock [Member]	Revision of Prior Period, Adjustment [Member] Zapata Computing, Inc. [Member] Convertible Preferred Stock [Member] Preferred Stock [Member]
Beginning balance at Dec. 31, 2021																		$ (34,839)		$ 1,154	$ (9)	$ (36,344)	$ 64,716							$ (34,839)		$ 1,514	$ (9)	$ (36,344)	$ 64,716
Beginning balance, (in shares) at Dec. 31, 2021																			4,393,309				13,001,114								4,806,053				14,222,580			(412,774)	(1,221,466)
Vesting of restricted common stock (in shares)																			76,176
Issuance of common stock resulting from exercise of stock options (in shares)																			188,699
Issuance of common stock resulting from exercise of stock options																		280		280
Stock-based compensation expense																		$ 940		940
Issuance of common stock related to the conversion of Senior Secured Notes (Shares)																		13,001,114
Net income (loss)																		$ (23,448)	$ (23,448)			(23,448)
Cumulative translation adjustment																		(16)			(16)
Ending balance at Dec. 31, 2022	$ (57,083)							$ 2,734				$ (25)	$ (59,792)				$ 64,716	(57,083)		2,734	(25)	(59,792)	$ 64,716	$ (57,083)		$ 2,734	$ (25)	$ (59,792)	$ 64,716
Ending balance, (in shares) at Dec. 31, 2022					4,656,228												13,001,114		4,658,184				13,001,114		5,095,831				14,222,580							(439,603)	(1,221,466)
Issuance of common stock resulting from exercise of stock options (in shares)					2,999
Issuance of common stock resulting from exercise of stock options	6							6
Stock-based compensation expense	45							45
Net income (loss)	(5,068)												(5,068)
Cumulative translation adjustment	(1)											(1)
Ending balance at Mar. 31, 2023	(62,101)				$ 0			2,785				(26)	(64,860)				$ 64,716
Ending balance, (in shares) at Mar. 31, 2023					4,659,227												13,001,114
Beginning balance at Dec. 31, 2022	(57,083)							2,734				(25)	(59,792)				$ 64,716	(57,083)		2,734	(25)	(59,792)	$ 64,716	(57,083)		2,734	(25)	(59,792)	$ 64,716
Beginning balance, (in shares) at Dec. 31, 2022					4,656,228												13,001,114		4,658,184				13,001,114		5,095,831				14,222,580							(439,603)	(1,221,466)
Stock-based compensation expense	207
Net income (loss)	(9,784)				$ (9,784)
Ending balance at Jun. 30, 2023	(66,658)							2,950				(32)	(69,576)				$ 64,716
Ending balance, (in shares) at Jun. 30, 2023					4,661,969												13,001,114
Beginning balance at Dec. 31, 2022	$ (57,083)							2,734				(25)	(59,792)				$ 64,716	$ (57,083)		2,734	(25)	(59,792)	$ 64,716	(57,083)		2,734	(25)	(59,792)	$ 64,716
Beginning balance, (in shares) at Dec. 31, 2022					4,656,228												13,001,114		4,658,184				13,001,114		5,095,831				14,222,580							(439,603)	(1,221,466)
Forfeiture of Class B shares by Sponsor for reissuance to Anchor Investor (in shares)																		662,591
Issuance of common stock resulting from exercise of stock options (in shares)																		20,766	20,766
Issuance of common stock resulting from exercise of stock options																		$ 37		37
Stock-based compensation expense																		776		776
Loss on issuance of Senior Secured Notes																		$ 11,086		11,086
Issuance of common stock related to the conversion of Senior Secured Notes (Shares)	13,001,114																	13,001,114
Net income (loss)																		$ (29,734)	$ (29,734)			(29,734)
Cumulative translation adjustment																		(24)			(24)
Ending balance at Dec. 31, 2023	$ (74,942)							14,633				(49)	(89,526)				$ 64,716	(74,942)		14,633	(49)	(89,526)	$ 64,716	(74,942)		14,633	(49)	(89,526)	$ 64,716
Ending balance, (in shares) at Dec. 31, 2023					4,678,950												13,001,114		4,678,950				13,001,114		5,118,553				14,222,580							(439,603)	(1,221,466)
Beginning balance at Mar. 31, 2023	(62,101)				$ 0			2,785				(26)	(64,860)				$ 64,716
Beginning balance, (in shares) at Mar. 31, 2023					4,659,227												13,001,114
Issuance of common stock resulting from exercise of stock options (in shares)					2,742
Issuance of common stock resulting from exercise of stock options	3							3
Stock-based compensation expense	162							162
Net income (loss)	(4,716)				$ (4,716)								(4,716)
Cumulative translation adjustment	(6)											(6)
Ending balance at Jun. 30, 2023	(66,658)							2,950				(32)	(69,576)				$ 64,716
Ending balance, (in shares) at Jun. 30, 2023					4,661,969												13,001,114
Beginning balance at Dec. 31, 2023	(74,942)							14,633				(49)	(89,526)				$ 64,716	(74,942)		14,633	(49)	(89,526)	$ 64,716	(74,942)		14,633	(49)	(89,526)	$ 64,716
Beginning balance, (in shares) at Dec. 31, 2023					4,678,950												13,001,114		4,678,950				13,001,114		5,118,553				14,222,580							(439,603)	(1,221,466)
Issuance of common stock resulting from exercise of stock options (in shares)					47,183
Issuance of common stock resulting from exercise of stock options	68							68
Stock-based compensation expense	191							191
Loss on issuance of Senior Secured Notes	9,776							9,776
Issuance of common stock (Value)		$ 4,478	$ 352	$ (10,986)		$ 1			$ 4,477	$ 352	$ (10,986)
Stock issued during period, Shares					42,372	7,596,206	500,000
Issuance of common stock related to the conversion of Senior Secured Notes (Value)	14,660							14,660
Issuance of common stock related to the conversion of Senior Secured Notes (Shares)					3,257,876
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization (Shares)					13,001,114												(13,001,114)
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization (Value)	64,716				$ 1			64,715									$ (64,716)
Issuance costs in connection with the reverse recapitalization		$ (7,058)							$ (7,058)
Net income (loss)	(22,320)												(22,320)
Cumulative translation adjustment	(15)											(15)
Ending balance at Mar. 31, 2024	(21,080)				$ 2			90,828				(64)	(111,846)				$ 0
Ending balance, (in shares) at Mar. 31, 2024					29,123,701												0
Beginning balance at Dec. 31, 2023	$ (74,942)							14,633				(49)	(89,526)				$ 64,716	$ (74,942)		$ 14,633	$ (49)	$ (89,526)	$ 64,716	$ (74,942)		$ 14,633	$ (49)	$ (89,526)	$ 64,716
Beginning balance, (in shares) at Dec. 31, 2023					4,678,950												13,001,114		4,678,950				13,001,114		5,118,553				14,222,580							(439,603)	(1,221,466)
Forfeiture of Class B shares by Sponsor for reissuance to Anchor Investor (in shares)	307,873
Issuance of common stock resulting from exercise of stock options (in shares)	47,183
Stock-based compensation expense	$ 420
Stock issued during period, Shares		7,596,206
Issuance costs in connection with the reverse recapitalization		$ (7,058)
Net income (loss)	(37,896)				$ (37,896)
Ending balance at Jun. 30, 2024	(26,956)				$ 4			100,545				(83)	(127,422)				$ 0
Ending balance, (in shares) at Jun. 30, 2024					35,255,013												0
Beginning balance at Mar. 31, 2024	(21,080)				$ 2			90,828				(64)	(111,846)				$ 0
Beginning balance, (in shares) at Mar. 31, 2024					29,123,701												0
Stock-based compensation expense	229							229
Issuance of common stock (Value)														$ 5,302	$ 2	$ 5,300
Stock issued during period, Shares															5,419,287
Commitment shares issued (Shares)															712,025
Commitment shares issued (Value)														$ 1,688		$ 1,688
Partial early termination of agreement				$ 2,500							$ 2,500
Net income (loss)	(15,576)				$ (15,576)								(15,576)
Cumulative translation adjustment	(19)											(19)
Ending balance at Jun. 30, 2024	$ (26,956)				$ 4			$ 100,545				$ (83)	$ (127,422)				$ 0
Ending balance, (in shares) at Jun. 30, 2024					35,255,013												0